787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

September 28, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds
Securities Act File No. 333-153445
Investment Company Act File No. 811-22235
Post-Effective Amendment No. 101

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 101 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add four new series to the Trust, the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on December 12, 2016.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

Enclosures

cc:	Brendan R. Kalb, Esq.

Nicole DonVito, Esq.

John Hadermayer, Esq.

Rose F. DiMartino, Esq.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    MILAN     ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh